Commitments and Contingencies - Subscription Agreement (Details) - Subscription Agreements - Private Placement [Member] - Avalanche Treasury Company, LLC - SPAC and certain investors
$ / shares in Units, $ in Millions
		2 Months Ended
	Oct. 01, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) item shares
Commitments and Contingencies
Price per unit issued | $ / shares	$ 10
Aggregate value of units agreed to issue	$ 216.0
Class A common stock converted per unit | shares	1
Fair value of gross proceeds from issuance of units		$ 178.2
Cash proceeds from issuance of units		$ 96.5
Number of USD Coin proceeds from issuance of units | item		22,300,205
Value of USD Coin proceeds from issuance of units		$ 22.3
Number of AVAX proceeds from issuance of units | item		3,340,696
Value of AVAX proceeds from issuance of units		$ 59.4
Number of membership units issued | shares		21,235,349